SUBSEQUENT EVENTS (Details Narrative) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	May 08, 2025	Oct. 31, 2024	Oct. 31, 2023	Sep. 23, 2025	May 06, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant of unvested restricted common stock	40,000
Fair value of the shares as of the date of grant				$ 331,000
Stock-based compensation expense	1,091,000	$ 773,000		3,853,000	$ 3,209,000
Consultant shares of common stock							100,000
Warrants purchase to additional shares			500,000
Warrants vest shares			100,000
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares of common stock			55,000
Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices			$ 2.86
Shares of common stock			55,000
Exercisable for a period			5 years
Incentive Plan One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices			$ 2.86
Shares of common stock			5,000
Exercisable for a period			5 years
Incentive Plan Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares of common stock			5,000			3,000
Exercisable for a period			5 years
Shares of common stock, Options vest			2,000
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices			$ 3.50
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices			$ 10.00
Stock Grants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of the shares as of the date of grant	104,000
Stock-based compensation expense	$ 104,000			$ 375,000